Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Parenthetical) (Detail)	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of defined benefit plans [abstract]
Discount rate	4.14%	3.72%	3.72%